Subsequent Event (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 24, 2016	Jan. 31, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Grants [Member]
Exercise price (in dollars per share)			$ 5.00	$ 4.85	$ 4.40	$ 1.05
IPO [Member] | Minimum [Member]
Number of shares issued to Long Term Investor Right			0
IPO [Member] | Maximum [Member]
Number of shares issued to Long Term Investor Right			342,089
Subsequent Event [Member] | Stock Option Grants [Member]
Exercise price (in dollars per share)		$ 0.94
Vesting Period		4 years
Exercisable terms		10 years
Fair value of options		$ 2,012,162
Subsequent Event [Member] | Stock Option Grants [Member] | Minimum [Member]
Exercise price (in dollars per share)		$ 1.53
Subsequent Event [Member] | Stock Option Grants [Member] | Maximum [Member]
Exercise price (in dollars per share)		$ 1.97
Subsequent Event [Member] | Stock Option Grants [Member] | Employee [Member]
Number of shares options granted		2,151,402
Subsequent Event [Member] | Stock Option Grants [Member] | Senior Management [Member]
Number of shares options granted		1,698,260
Subsequent Event [Member] | IPO [Member]
Number of shares issued to Long Term Investor Right	349,613